Significant related party transactions and balances - Fair value of due from related parties (Details)	Dec. 31, 2024 USD ($)
Significant related party transactions and balances
BTC	$ 4,130,201
ETH	154,825
ADA	(34,605)
BCH	(13,033)
DOT	(10,427)
XRP	(118,753)
Total	$ 4,108,208